Document and Entity Information	9 Months Ended
Oct. 31, 2015
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Document Type	S-1
Document Period End Date	Oct. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company